Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Six Months Ended June 30, 2023 and 2024 - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 1,000	$ 875
Operating expenses
Research and development	(4,149)	(9,214)
General and administrative	(4,273)	(5,145)
Loss from operations	(7,422)	(13,484)
Foreign exchange loss, net	(83)	(200)
Interest income	46	281
Other income, net	82	133
Loss before income tax	(7,377)	(13,270)
Income tax benefits	0	9
Net loss	(7,377)	(13,261)
Less: Net loss attributable to noncontrolling interests	(115)	(541)
Net loss attributable to BeyondSpring Inc.	$ (7,262)	$ (12,720)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.19)	$ (0.33)
Weighted-average shares outstanding
Basic and diluted (in shares)	39,070,994	38,976,761
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	$ 576	$ 1,249
Unrealized holding loss	0	(5)
Comprehensive loss	(6,801)	(12,017)
Less: Comprehensive gain (loss) attributable to noncontrolling interests	97	(84)
Comprehensive loss attributable to BeyondSpring Inc.	$ (6,898)	$ (11,933)